Segment Reporting - Property and equipment for the company's geographic operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PRC
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 473,941	$ 440,797	$ 336,200
Property and equipment, net	303,204	282,905
Developed countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	866,107	913,947	639,442
Middle East
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	514,992	621,775	475,662
Southeast Asia and others
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	556,476	642,532	$ 466,840
Singapore
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	24,022	50,289
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 15,975	$ 32,198